Summary of Investments Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2018
Summary of Investments Other Than Investments in Related Parties

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

SCHEDULE I - SUMMARY OF INVESTMENTS

OTHER THAN INVESTMENTS IN RELATED PARTIES

DECEMBER 31, 2018

($ in thousands)	Cost/ amortized cost	Fair value	Amount at which shown in the Balance Sheet
Type of investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$76,070	$85,464	$85,464
States, municipalities and political subdivisions	615,511	703,923	703,923
Foreign governments	128,926	136,822	136,822
Public utilities	630,966	668,672	668,672
All other corporate bonds	2,874,820	2,885,189	2,885,189
Asset-backed securities	19,906	19,888	19,888
Residential mortgage-backed securities	14,134	15,079	15,079
Commercial mortgage-backed securities	6,142	6,337	6,337
Redeemable preferred stocks	8,635	8,970	8,970

Total fixed maturities	4,375,110	$4,530,344	4,530,344

Equity securities:
Common stocks:
Public utilities	2,243	$2,645	2,645
Banks, trusts and insurance companies	11,431	12,850	12,850
Industrial, miscellaneous and all other	161,600	167,474	167,474
Nonredeemable preferred stocks	1,955	2,001	2,001

Total equity securities	177,229	$184,970	184,970

Mortgage loans on real estate (none acquired in satisfaction of debt)	696,062	$699,936	696,062

Policy loans	39,374		39,374
Derivative instruments	653	$653	653

Limited partnership interests	382,853		382,853
Short-term investments	88,552	$88,548	88,548

Total investments	$5,759,833		$5,922,804